Basic and Diluted Earnings Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted EPS

The following table presents the computation of basic and diluted EPS:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	(Dollars in thousands, except per share data)
Net income as reported	$2,681	$2,009	$4,694	$2,228
Less: Participated securities share of undistributed earnings	—	—	—	21

Net income available to common stockholders	$2,681	$2,009	$4,694	$2,207

Weighted average number of common shares—basic	8,851,446	7,273,351	8,104,370	7,187,125
Effect of dilutive securities:
Employee stock-based compensation awards and warrants	454,583	295,570	341,590	295,570

Weighted average number of common shares—diluted	9,306,029	7,568,921	8,445,960	7,482,695

Basic earnings per common share	$0.30	$0.28	$0.58	$0.31

Diluted earnings per common share	$0.29	$0.27	$0.56	$0.29

Anti-dilutive warrants and stock options	70,266	273,350	70,266	273,350

The following table presents the computation of basic and diluted EPS:

	Year Ended December 31,
	2017	2016 Restated
	(Dollars in thousands, except per share data)
Net income as reported	$4,753	$3,715
Less: Participated securities share of undistributed earnings	23	87

Net income available to common stockholders	$4,730	$3,628

Weighted average number of common shares—basic	7,233,783	7,065,243
Effect of dilutive securities:
Employee stock-based compensation awards and warrants	286,161	140,466

Weighted average number of common shares—diluted	7,519,944	7,205,709

Basic earnings per common share	$0.65	$0.51

Diluted earnings per common share	$0.63	$0.50

Anti-dilutive warrants and stock options	261,225	294,475